Plant and equipment, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Plant and equipment, net [Abstract]
Depreciation expense	$ 25,464	$ 23,370	$ 13,022